Leases - Schedule of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets, net	$ 36,923
Liabilities
Operating lease liabilities, current	36,190
Operating lease liabilities, non-current	$ 733
Weighted average remaining lease term (in years)	1 year 29 days
Weighted average discount rate	5.22%
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$ 70,735
Operating lease expenses
Amortization of operating lease right-of-use assets	33,812
Interest of lease liabilities	2,653
Total operating lease expenses	$ 36,465